Shareholder Report, Holdings (Details)	Jun. 30, 2024
Vest US Large Cap 10% Buffer Strategies VI Fund, Class I Shares | S&P 500 Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.14%
Vest US Large Cap 10% Buffer Strategies VI Fund, Class I Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Vest US Large Cap 10% Buffer Strategies VI Fund, Class I Shares | S&P 500 Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Vest US Large Cap 10% Buffer Strategies VI Fund, Class I Shares | S&P 500 Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.59%)
Vest US Large Cap 10% Buffer Strategies VI Fund, Class I Shares | S&P 500 Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.13%)
Vest US Large Cap 10% Buffer Strategies VI Fund, Class I Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.43%
Vest US Large Cap 10% Buffer Strategies VI Fund, Class I Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Vest US Large Cap 10% Buffer Strategies VI Fund, Class I Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.72%)
Vest US Large Cap 20% Buffer Strategies VI Fund, Class I Shares | S&P 500 Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.36%
Vest US Large Cap 20% Buffer Strategies VI Fund, Class I Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Vest US Large Cap 20% Buffer Strategies VI Fund, Class I Shares | S&P 500 Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
Vest US Large Cap 20% Buffer Strategies VI Fund, Class I Shares | S&P 500 Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.26%)
Vest US Large Cap 20% Buffer Strategies VI Fund, Class I Shares | S&P 500 Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.12%)
Vest US Large Cap 20% Buffer Strategies VI Fund, Class I Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.51%
Vest US Large Cap 20% Buffer Strategies VI Fund, Class I Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Vest US Large Cap 20% Buffer Strategies VI Fund, Class I Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.38%)
Vest US Large Cap 20% Buffer Strategies VI Fund, Class Y Shares | S&P 500 Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.36%
Vest US Large Cap 20% Buffer Strategies VI Fund, Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Vest US Large Cap 20% Buffer Strategies VI Fund, Class Y Shares | S&P 500 Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
Vest US Large Cap 20% Buffer Strategies VI Fund, Class Y Shares | S&P 500 Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.26%)
Vest US Large Cap 20% Buffer Strategies VI Fund, Class Y Shares | S&P 500 Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.12%)
Vest US Large Cap 20% Buffer Strategies VI Fund, Class Y Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.51%
Vest US Large Cap 20% Buffer Strategies VI Fund, Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Vest US Large Cap 20% Buffer Strategies VI Fund, Class Y Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.38%)
Vest US Large Cap 10% Buffer Strategies VI Fund, Class Y Shares | S&P 500 Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.14%
Vest US Large Cap 10% Buffer Strategies VI Fund, Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Vest US Large Cap 10% Buffer Strategies VI Fund, Class Y Shares | S&P 500 Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Vest US Large Cap 10% Buffer Strategies VI Fund, Class Y Shares | S&P 500 Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.59%)
Vest US Large Cap 10% Buffer Strategies VI Fund, Class Y Shares | S&P 500 Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.13%)
Vest US Large Cap 10% Buffer Strategies VI Fund, Class Y Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.43%
Vest US Large Cap 10% Buffer Strategies VI Fund, Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Vest US Large Cap 10% Buffer Strategies VI Fund, Class Y Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.72%)